ORGANIZATION AND PRINCIPAL ACTIVITIES (Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2010 CNY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 27, 2010 CNY (¥)	Dec. 27, 2010 USD ($)	Dec. 17, 2007 USD ($)	Oct. 07, 2007 USD ($)	Apr. 13, 2005
Ossen Jiujiang [Member]
Entity Information [Line Items]
Paid-in capital						¥ 50,000,000	$ 6,048,509
Ossen Jiujiang [Member] | Zhonglu Co Ltd [Member]
Entity Information [Line Items]
Noncontrolling owners, ownership percentage				19.00%	19.00%
Ossen Asia [Member]
Entity Information [Line Items]
Paid-in capital					$ 0			$ 0
Ossen Asia [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Joint venture, ownership percentage										33.30%
Ownership percentage transferred	41.70%
Topchina [Member]
Entity Information [Line Items]
Paid-in capital					$ 0				$ 0
Topchina [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Joint venture, ownership percentage				79.54%	79.54%
Increase to paid-in capital		¥ 133,271,074	$ 20,000,000
Ossen Shanghai [Member]
Entity Information [Line Items]
Payments to acquire assets	$ 2,900,000
Ossen Shanghai [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Joint venture, ownership percentage										66.70%
Consideration received	$ 2,900,000
Ossen Materials [Member]
Entity Information [Line Items]
Paid-in capital				¥ 75,000,000		¥ 183,271,074	$ 26,048,509
Ossen Materials [Member] | British Virgin Islands limited [Member]
Entity Information [Line Items]
Ownership percentage				81.00%	81.00%
Ossen Materials [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Joint venture, ownership percentage				20.46%	20.46%